Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,535,093,696.46
Previously Paid Amount	0.00
Total Fee Amount	350,096.44
Total Offset Amount	0.00
Net Fee	$ 350,096.44